Quarterly Consolidated Financial Information (Parenthetical) (Details) (USD $)	3 Months Ended							12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Quarterly Financial Information [Line Items]
Closing costs				$ 900,000			$ 2,200,000
Litigation charges	7,000,000	23,800,000				5,000,000
Severance and retirement cost	3,700,000	1,900,000		3,400,000
Transaction-related costs	400,000	600,000	1,000,000	600,000	500,000	600,000	500,000	400,000	600,000		100,000
Impairment charges	76,100,000			107,900,000				77,193,000	108,953,000	73,554,000
Debt restructuring cost		600,000									1,400,000
Bonus costs			19,800,000
Lease cancellation charge				100,000	600,000	900,000
TC hospital
Quarterly Financial Information [Line Items]
Closing costs	500,000	5,500,000				1,400,000
Home Health Location
Quarterly Financial Information [Line Items]
Closing costs		500,000
Sub Acute Unit Project
Quarterly Financial Information [Line Items]
Closing costs						$ 900,000